U.S. Securities and Exchange Commission
 Washington DC 20549

FORM 24F-2

Annual Filing under Rule 24f-2
of the Investment Company Act of 1940

1.	Name and address of issuer:	Hartford Administrative Services Co.
500 Bielenberg Drive
Woodbury MN 55125

2.	Name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):
Hartford Mutual Funds, Inc.

3.	Investment Company Act File Number:	811-07589
	CIK Number	0001006415
	Securities Act File Number:	333-02381

4.	(a.)	Last day of fiscal year for which this Form is filed: 31-Oct-04

	(b.)	☒	Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer’s fiscal year).
Note: If the Form is being filed more than 90 days after the end of the issuer’s fiscal year, interest must be paid on the registration fee due.

	(c.)	☐	Check box if this is the last time the issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $7,176,542,918

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year: ($3,977,948,023)

(iii)

Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:           $0

	(iv)	Total available redemption credits (add items 5(ii) and 5(iii): ($3,977,948,023)

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [ subtract Item 5(iv) from item 5(i) ]: $3,198,594,895

	(vi)	Redemption credit available for use in future years -- if Item 5(i) is less than item 5(iv) [ subtract Item 5(iv) from Item 5(i) ]: $0

	(vii)	Multiplier for determining registration fee (see instruction C.8): x .000107

	(viii)	Registration fee due [ multiply Item 5(v) by Item 5(vii) ] (enter ‘0’ if no fee is due): = $342,249.65

6.		Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0.   If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7.		Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): + 234.76

8.		Total of the amount of the registration fee due plus any interest due [ item 5(vii) plus Item 6 ]: = $342,484.41 *

9.		Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Account number:

Method of delivery:	☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This Form has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated:

By: (Signature and Title)

/s/ Tamara L. Fagely	Date 05/02/2006

Tamara L. Fagely, Vice President

* A payment of $332,961.42 was made in connection with the 24F-2 filing submitted on 1/21/05 with the following accession number: 0000086317-05-000003.
This is an additional payment of $9,522.99 pursuant to Rule 24f-2, with applicable interest payment.